Organization and Nature of Business (Details) - Schedule of Subsidiaries Company	12 Months Ended
Dec. 31, 2023
Name of Entity [Member] | Jowell Tech [Member]
Schedule of Subsidiaries Company [Line Items]
Name of Entity	Jowell Tech
Name of Entity [Member] | Shanghai Jowell [Member]
Schedule of Subsidiaries Company [Line Items]
Name of Entity	Shanghai Jowell
Name of Entity [Member] | Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries Company [Line Items]
Name of Entity	Shanghai Juhao and its subsidiaries
Name of Entity [Member] | Juhao Yuan [Member]
Schedule of Subsidiaries Company [Line Items]
Name of Entity	Juhao Yuan
Name of Entity [Member] | Shanghai Lianfu [Member]
Schedule of Subsidiaries Company [Line Items]
Name of Entity	Shanghai Lianfu
Date of Incorporation [Member] | Jowell Tech [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Jun. 24, 2019
Date of Incorporation [Member] | Shanghai Jowell [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Oct. 15, 2019
Date of Incorporation [Member] | Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Jul. 31, 2012
Date of Incorporation [Member] | Juhao Yuan [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Dec. 20, 2022
Date of Incorporation [Member] | Shanghai Lianfu [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Apr. 13, 2023
Place of Incorporation [Member] | Jowell Tech [Member]
Schedule of Subsidiaries Company [Line Items]
Place of Incorporation	Hong Kong
Place of Incorporation [Member] | Shanghai Jowell [Member]
Schedule of Subsidiaries Company [Line Items]
Place of Incorporation	Shanghai, China
Place of Incorporation [Member] | Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries Company [Line Items]
Place of Incorporation	Shanghai, China
Place of Incorporation [Member] | Juhao Yuan [Member]
Schedule of Subsidiaries Company [Line Items]
Place of Incorporation	Hangzhou, China
Place of Incorporation [Member] | Shanghai Lianfu [Member]
Schedule of Subsidiaries Company [Line Items]
Place of Incorporation	Shanghai, China
% of Ownership [Member] | Jowell Tech [Member]
Schedule of Subsidiaries Company [Line Items]
% of Ownership	100
% of Ownership [Member] | Shanghai Jowell [Member]
Schedule of Subsidiaries Company [Line Items]
% of Ownership	100
% of Ownership [Member] | Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries Company [Line Items]
% of Ownership	N/A (VIE)
% of Ownership [Member] | Juhao Yuan [Member]
Schedule of Subsidiaries Company [Line Items]
% of Ownership	Subsidiary of VIE
% of Ownership [Member] | Shanghai Lianfu [Member]
Schedule of Subsidiaries Company [Line Items]
% of Ownership	Subsidiary of VIE
Principal Activities [Member] | Jowell Tech [Member]
Schedule of Subsidiaries Company [Line Items]
Principal Activities	Holding Company
Principal Activities [Member] | Shanghai Jowell [Member]
Schedule of Subsidiaries Company [Line Items]
Principal Activities	Holding Company
Principal Activities [Member] | Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries Company [Line Items]
Principal Activities	Online Retail
Principal Activities [Member] | Juhao Yuan [Member]
Schedule of Subsidiaries Company [Line Items]
Principal Activities	Brand Management
Principal Activities [Member] | Shanghai Lianfu [Member]
Schedule of Subsidiaries Company [Line Items]
Principal Activities	Online Retail